SHARE CAPITAL	9 Months Ended
Sep. 30, 2024
Share Capital [Abstract]
SHARE CAPITAL	SHARE CAPITAL
15.1 ATM Program
On June 17, 2022, the Company established an "at-the-market" equity program (the "ATM Program") that allowed the Company to issue and sell, from time to time through a syndicate of agents, newly issued common shares of the Company, for an aggregate offering amount of up to $125,000,000 (or the Canadian dollar equivalent). On July 19, 2023, the Company terminated its ATM Program which expired in July 2024.
During the three months ended September 30, 2023, the Company issued 1,287,272 common shares outstanding as at June 30, 2023, for aggregate net proceeds of $2,341,367 and issued no common shares pursuant to the ATM Program. During the nine months ended September 30, 2023, the Company issued 4,894,060 common shares pursuant to the ATM Program at an average price of $1.93 per share for aggregate gross proceeds of $9,430,894, and for aggregate net proceeds of $8,580,405 after the deduction of equity issuance fees of $850,489. Equity issuance fees for the nine months ended September 30, 2023 were mainly related to net commissions paid ($141,462) to the agents under the ATM Program and legal fees ($709,027).
15 - SHARE CAPITAL (CONTINUED)
15.2 December 2022 Offering
On January 17, 2023, the Company closed the over-allotment option with respect to the December 2022 Offering in full, to purchase an additional 2,952,755 Units at a price of $2.54 per unit with respect to the December 2022 Units Offering. This resulted in aggregate gross proceeds to the Group of $7,499,998, and for aggregate net proceeds of $6,835,476 after the deduction of underwriting commission and offering costs of $664,522.
Each Unit consisted of one common share in the capital of the Company and one common share purchase warrant. The allocation of the proceeds between the warrants and the common shares at the issuance date was based on allocating the fair value of the warrants based on the Black-Scholes option pricing model (refer to Note 10.3), with the residual value allocated to the common shares.
Pursuant to the December 2022 Offering over-allotment, the Company issued 2,952,755 common shares of which gross proceeds of $4,592,772 were allocated to the common shares, and for net proceeds of $4,175,836 after the deduction of equity issuance fees of $416,936. Equity issuance fees were mainly related to legal costs ($114,294) and net commissions paid to the agents ($302,642).